COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 14. COMMITMENTS AND CONTINGENCIES

Environmental Matters

The Company, as a lessee of oil and gas properties, is subject to various federal, provincial, state and local laws and regulations relating to discharge of materials into, and protection of, the environment. These laws and regulations may, among other things, impose liability on the lessee under an oil and gas lease for the cost of pollution clean-up resulting from operations and subject the lessee to liability for pollution damages. In some instances, the Company may be directed to suspend or cease operations in the affected area. There can be no assurance, however, that current regulatory requirements will not change, or past noncompliance with environmental laws will not be discovered on the Company’s properties.

Irrevocable Standby Letter of Credit and Promissory Note

On September 24, 2020, the Company entered into an irrevocable standby letter of credit (“LOC”) and a promissory note with West Texas National Bank in the amount of $25,000 with variable interest initially of 4.25% per annum and maturing on December 24, 2021. No amount was drawn down under this LOC up to the date it was amended on October 29, 2021.

On October 29, 2021, the Company entered into an amendment of the LOC a new promissory note, increasing the amount to $425,000 with variable interest initially of 4.25% per annum and maturing on September 29, 2025. On January 1, 2022, and March 29, 2022, the LOC was amended, and new promissory notes were executed increasing the amount to $650,000 and $920,000, respectively. As of March 31, 2025 and December 31, 2024, no amount was drawn down under the LOC.

Limited Liability Company Agreement

On January 21, 2025, the Company entered into a Limited Liability Company Agreement (the “LLC Agreement”) with SharonAI for the creation of Texas Critical Data Centers LLC, a Delaware limited liability company and joint venture of the Company and SharonAI (the “Joint Venture”). Pursuant to the terms of the LLC Agreement, the purpose of the Joint Venture is to engage in (i) the purchase, building, and development of a site in Texas with an initial 250 MW gas-fired power plant and corresponding data center, and (ii) the operation of this site and (iii) any and all lawful activities necessary or incidental thereto.

Each of the Company and SharonAI will contribute $75,000 to the Joint Venture and have a 50% membership interest in the Joint Venture, constituting the initial members of the Joint Venture. So long as a Member holds a membership interest in the Joint Venture, such Member may not withdraw or resign as a member prior to the dissolution and winding up of the Joint Venture, and any such withdrawal or resignation or attempted withdrawal or resignation will be null and void. Members are required to make additional capital contributions (each, an “Additional Capital Contribution”) as set forth in the LLC Agreement, and failure to make Additional Capital Contributions in accordance with the terms of the LLC Agreement entitle the non-defaulting Member to institute proceedings against the non-contributing Member (“Non-Contributing Member”), purchase such Non-Contributing Member’s membership interest, or force a sale of such Non-Contributing Member’s membership interest. No Member may transfer all or any portion of its membership interest without the written consent of the other Member unless such transfer is made pursuant to a Non-Contributing Member’s failure to make Additional Capital Contributions as set forth in the LLC Agreement. New Members of the Joint Venture may be admitted from time to time pursuant to the terms of the LLC Agreement. No real or personal property of the Joint Venture will be deemed to be owned by any of its Members individually and will be owned by, and title will be vested solely in, the Joint Venture. Each fiscal year, net income and net loss will be allocated amongst the Members pro rata in accordance with their membership interests in the Joint Venture. Distributions of the Joint Venture, following allowance for payment of Joint Venture obligations then due and payable, will be made to the members on at least a quarterly basis (unless the Board and members unanimously agree otherwise), pro rata in accordance with the Members’ percentage interests in the Joint Venture.

The Company made a $75,000 contribution to the Joint Venture on April 16, 2025.

The Company reviewed the LLC Agreement under ASC 323 - Equity Method and Joint Ventures and determined that the LLC Agreement meets the definition of a joint venture. The Company further reviewed the LLC Agreement under ASC 810 – Consolidation and determined that the LLC Agreement does not meet the definition of a variable interest entity since the joint venture does not have sufficient equity at risk. The Company will follow the equity method accounting to record the joint venture.

Contract for Sale and Purchase of Liquid Helium

On August 25, 2023, (the “Effective Date”) the Company entered into an agreement (the “Purchase Agreement”) with AirLife Gases USA Inc., a Delaware corporation (the “Buyer”). Pursuant to the terms of the Purchase Agreement, the Company intends to transport a portion of its gaseous helium production to a helium liquefaction plant located in Keyes, Oklahoma (the “Tolling Facility”) and the Buyer desires to purchase a portion of the gaseous helium produced by the Company. The term of the Purchase Agreement commenced on the Effective Date and will expire on the tenth (10th anniversary) of the first day of the month in which the Company’s third-party tolling provider completes filling the first container with liquid helium for delivery to the Buyer at the Tolling Facility (the “Commencement Date”). If the Commencement Date has not occurred by November 30, 2025, for any reason, the Buyer has the right to terminate the Purchase Agreement.

NOTE 15. COMMITMENTS AND CONTINGENCIES

Environmental Matters

The Company, as a lessee of oil and gas properties, is subject to various federal, provincial, state and local laws and regulations relating to discharge of materials into, and protection of, the environment. These laws and regulations may, among other things, impose liability on the lessee under an oil and gas lease for the cost of pollution clean-up resulting from operations and subject the lessee to liability for pollution damages. In some instances, the Company may be directed to suspend or cease operations in the affected area. There can be no assurance, however, that current regulatory requirements will not change, or past noncompliance with environmental laws will not be discovered on the Company’s properties.

Irrevocable Standby Letter of Credit and Promissory Note

On September 24, 2020, the Company entered into an irrevocable standby letter of credit (“LOC”) and a promissory note with West Texas National Bank in the amount of $25,000 with variable interest initially of 4.25% per annum and maturing on December 24, 2021. No amount was drawn down under this LOC up to the date it was amended on October 29, 2021.

On October 29, 2021, the Company entered into an amendment of the LOC a new promissory note, increasing the amount to $425,000 with variable interest initially of 4.25% per annum and maturing on September 29, 2025. On January 1, 2022, and March 29, 2022, the LOC was amended, and new promissory notes were executed increasing the amount to $650,000 and $920,000, respectively. As of December 31, 2024, and December 31, 2023, no amount was drawn down under the LOC.